INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards
Period over which state capital-based tax will be phased out	7 years
Deferred tax expense	$ 587,000
Deferred tax liabilities	$ 4,506,000	$ 5,637,000
State deferred tax asset		790,000
Deferred tax liabilities		1,430,000
Deferred taxes unrealized gain (loss) on available-for-sale securities		$ 53,000
U.S. federal corporate income tax rate	26.42%	34.00%	34.00%
Weighted average federal corporate tax rate	26.00%
Non-cash reduction to the value of net deferred tax liabilities	$ 2,400,000
Minimum [Member]
Operating Loss Carryforwards [Line Items]
U.S. federal corporate income tax rate	21.00%
Maximum [Member]
Operating Loss Carryforwards [Line Items]
U.S. federal corporate income tax rate	34.00%
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 10,107,000	$ 8,274,000	$ 8,274,000
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 4,053,000	$ 5,446,000	$ 6,580,000